UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-03171

 Value Line U.S. Government Securities Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: August 31, 2011

Date of reporting period: February 28, 2011

Item I.  Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 2/28/11 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management 220 East 42nd Street, 6th Floor New York, NY 10017-5891	S E M I - A N N U A L R E P O R T
F e b r u a r y 2 8 , 2 0 1 1

DISTRIBUTOR CUSTODIAN BANK SHAREHOLDER SERVICING AGENT INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM LEGAL COUNSEL DIRECTORS OFFICERS
EULAV Securities LLC
220 East 42nd Street, 6th Floor
New York, NY 10017-5891
State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110
State Street Bank and Trust Co.
c/o BFDS
P.O. Box 219729
Kansas City, MO 64121-9729
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017
Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807-0272
Mitchell E. Appel
Joyce E. Heinzerling
Francis C. Oakley
David H. Porter
Paul Craig Roberts
Nancy-Beth Sheerr
Daniel S. Vandivort
Mitchell E. Appel
President
Michael J. Wagner
Chief Compliance Officer
Emily D. Washington
Treasurer and Secretary
Value Line U.S. Government Securities Fund, Inc.

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#00079934

Value Line U.S. Government Securities Fund, Inc.

To Our Value Line U.S. Government

To Our Shareholders (unaudited):

Enclosed is your semi-annual report for the period ended February 28, 2011. I encourage you to carefully review this report, which includes economic observations, your Fund’s performance data and highlights, schedule of investments, and financial statements.

For the six-month period that ended on February 28, bond prices fell and interest rates rose among both short and long-term maturities.

The yield on the short-term 5-year U.S. Treasury note increased from 1.33% to 2.14%. The yield on the longer-term 10-year U.S. Treasury note climbed from 2.47% to 3.43%. Interest rates rose in response to a stronger economy as well as further monetary expansion from the Federal Reserve Board. This further action by the Fed to stimulate economic growth raised inflationary fears, putting particular pressure on longer-term interest rates.

For the period your fund lost 1.43%, modestly lagging its benchmark, Barclay’s 50% Government/ 50% Mortgage Index, which lost 1.10%(1). In October of 2010 intermediate interest rates reached their lowest levels ever. The yield on the 5-year Treasury note fell near 1%. At this point we felt yields were very unattractive, providing almost a negative return after inflation was factored out. We believed that interest rates could not sustain these levels and would rise, bringing down bond prices. Therefore, we reduced the risk of the Fund and became more defensive. However, we were early in our predictions and although the Fund’s value did rise, we did not gain as much ground as our Index. By November, our predictions proved correct as interest rates started to climb, rising 80 basis points by the end of the Fund’s period, February 28, 2011. As a result, from November until the present, March 29, the Fund has outperformed its index benchmark.

Going forward we believe interest rates should continue to maintain an upward bias from a strengthening economy, continued monetary expansion, and pressure from an ongoing supply of U.S. Treasuries that need to be auctioned on a regular basis. Therefore, we will maintain our lower risk profile and add more mortgage -backed securities since they are more defensive than other government sectors.

We will continue to maintain our strategy of investing the Fund’s assets in a well-diversified highly rated portfolio of U.S. Treasuries, U.S. government agencies and mortgage-backed securities issued by U.S. government agencies. Additionally, by limiting the average maturity to no more than ten years, we provide a counterweight against gyrating interest rates. Thank you for your confidence in the Fund and we appreciate your continued support.

Sincerely,

/s/ Mitchell Appel
Mitchell Appel, President

/s/ Jeff Geffen
Jeff Geffen, Senior Portfolio Manager

March 29, 2011

(1)
The Barclays 50% Government, 50% Mortgage Index represents the intermediate maturities (1-10 years) of the U.S. Treasury and U.S. Agency segment of the fixed-income market. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this Index.

Value Line U.S. Government Securities Fund, Inc.

Securities Fund Shareholders

Economic Highlights (unaudited)

After a strong rebound in economic growth in the final quarter of 2009, expectations in 2010 for a robust recovery were tempered by the persistence of several economic constraints. Heavy household debt, weak housing prices, and strained state and local budgets all contributed to a disappointing economic performance, and by the 3rd quarter of 2010, GDP growth had slowed to 2.60%.

Part of what had changed was a growing belief that unlike in previous recoveries, the economy was not about to ignite. After a more “normal” recession, once the recovery starts the economy is back to where it started in about six months. Generally, an accommodative Federal Reserve policy like the one that has been in place for several years would have had a far greater impact on economic growth than what has been seen in this cycle. This time, other factors have been contributing to a lackluster economy, including debt crises in several European countries, and the expiration of federal stimulus programs like the tax credit for first time home buyers. There have also been meaningful productivity gains among US workers, allowing the economy to grow without significant job creation. Still, while the stock market’s performance in 2010 slowed considerably from the previous year, investors were still rewarded with returns from the S&P 500 at 15.06%. Additionally, Dec. housing numbers were a clear bright spot, with purchases of new homes in the U.S. surging 18% for the month, the biggest jump since 1992. This unexpected surge in housing at yearend did push the economy slightly higher in the final quarter of 2010.

The economic crosscurrents from 2010 have continued into the new year. The consumer is increasingly positive, and investor sentiment is decidedly more upbeat. By the end of January 2011, the Dow Jones Industrial Average crossed 12,000 for the first time since June 2008. Rallies in equities, corporate debt and commodities in the first quarter illustrate how much the $12 trillion pumped into the financial system by governments and central banks is spurring economic growth. However, the Fed remains concerned with lackluster job creation, and is likely to stay the course on quantitative easing by completing $600 billion of Treasury purchases through June of this year. The Fed also left its benchmark interest rate unchanged in a range of zero to 0.25%, where it’s been since December 2008. It is clear that the Fed is prepared to keep short rates low for an extended period of time in pursuit of meeting its twin mandates for full employment and stable prices.

On balance, we believe that economic trends generally are improving, and should provide opportunities for solid returns this year in the capital markets.

Value Line U.S. Government Securities Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 through February 28, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 9/1/10	Ending account value 2/28/11	Expenses paid during period 9/1/10 thru 2/28/11*

Actual	$1,000.00	$985.70	$4.02
Hypothetical (5% return before expenses)	$1,000.00	$1,020.74	$4.09

*
Expenses are equal to the Fund’s annualized expense ratio of 0.82% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

Value Line U.S. Government Securities Fund, Inc.

Portfolio Highlights at February 28, 2011 (unaudited)

Ten Largest Holdings

Issue	Principal Amount	Value	Percentage of Net Assets

Federal Home Loan Bank, 3.63%, 10/18/13	$3,500,000	$3,721,987	4.5%
Federal Home Loan Bank, 5.00%, 12/21/15	$3,000,000	$3,382,386	4.1%
U.S. Treasury Notes, 3.13%, 01/31/17	$3,000,000	$3,106,173	3.8%
U.S. Treasury Bonds, 7.88%, 02/15/21	$2,000,000	$2,769,062	3.4%
Federal Home Loan Mortgage Corporation, 3.00%, 07/28/14	$2,000,000	$2,093,274	2.6%
U.S. Treasury Notes, 3.63%, 02/15/20	$2,000,000	$2,059,688	2.5%
Federal National Mortgage Association, 2.75%, 03/13/14	$1,500,000	$1,562,414	1.9%
Federal Home Loan Mortgage Corporation, 2.50%, 01/07/14	$1,500,000	$1,547,603	1.9%
Federal National Mortgage Association Pool #890121, 5.00%, 03/01/23	$1,434,325	$1,530,384	1.9%
Federal National Mortgage Association, 2.38%, 07/28/15	$1,500,000	$1,513,062	1.8%

Asset Allocation — Percentage of Fund’s Net Assets

Coupon Distribution

Percentage of Fund’s Investments
Less than 4%	38.0%
4-4.99%	20.9%
5-5.99%	29.7%
6-6.99%	5.5%
7-7.99%	5.9%

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)	February 28, 2011

Principal Amount		Rate	Maturity Date	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (76.2%)

	FEDERAL FARM CREDIT BANK (1.3%)
$1,000,000	Federal Farm Credit Bank	2.63%	4/17/14	$1,037,410
1,000,000	TOTAL FEDERAL FARM CREDIT BANK (Cost $998,570)			1,037,410
	FEDERAL HOME LOAN BANK (14.0%)
1,000,000	Federal Home Loan Bank	3.63	5/29/13	1,061,126
3,500,000	Federal Home Loan Bank	3.63	10/18/13	3,721,987
1,000,000	Federal Home Loan Bank	4.50	11/14/14	1,097,304
3,000,000	Federal Home Loan Bank	5.00	12/21/15	3,382,386
1,000,000	Federal Home Loan Bank	5.13	10/19/16	1,129,589
1,000,000	Federal Home Loan Bank	5.00	11/17/17	1,127,455
10,500,000	TOTAL FEDERAL HOME LOAN BANK (Cost $11,024,208)			11,519,847
	FEDERAL HOME LOAN MORTGAGE CORPORATION (29.3%)
1,000,000	Federal Home Loan Mortgage Corporation	1.25	9/30/13	996,660
1,500,000	Federal Home Loan Mortgage Corporation	2.50	1/7/14	1,547,603
2,000,000	Federal Home Loan Mortgage Corporation	3.00	7/28/14	2,093,274
474,997	Federal Home Loan Mortgage Corporation REMIC Trust Series 2849 Class VA	5.00	8/15/15	505,463
88,798	Federal Home Loan Mortgage Corporation REMIC Trust Series R003 Class AG	5.13	10/15/15	89,511
1,000,000	Federal Home Loan Mortgage Corporation	5.50	7/18/16	1,147,188
357,416	Federal Home Loan Mortgage Corporation REMIC Trust Series 2767 Class CA	4.00	9/15/17	368,782
8,460	Federal Home Loan Mortgage Corporation Gold PC Pool #E92226	5.00	11/1/17	9,064
1,000,000	Federal Home Loan Mortgage Corporation	5.13	11/17/17	1,127,875
132,498	Federal Home Loan Mortgage Corporation Gold PC Pool #E93499	5.00	12/1/17	141,951
10,287	Federal Home Loan Mortgage Corporation Gold PC Pool #E92829	5.00	12/1/17	11,021
220,888	Federal Home Loan Mortgage Corporation REMIC Trust Series 2892 Class DC	4.50	12/15/17	226,367
527,138	Federal Home Loan Mortgage Corporation REMIC Trust Series 2643 Class ME	3.50	3/15/18	546,875

See Notes to Financial Statements.

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rate	Maturity Date	Value

$10,325	Federal Home Loan Mortgage Corporation Gold PC Pool #E98960	5.00%	9/1/18	$11,068
34,440	Federal Home Loan Mortgage Corporation Gold PC Pool #B12822	5.00	3/1/19	36,917
1,000,000	Federal Home Loan Mortgage Corporation	3.75	3/27/19	1,031,275
26,130	Federal Home Loan Mortgage Corporation Gold PC Pool #B17398	4.50	12/1/19	27,648
176,519	Federal Home Loan Mortgage Corporation Gold PC Pool #G18044	4.50	3/1/20	186,667
93,989	Federal Home Loan Mortgage Corporation Gold PC Pool #B18034	4.50	4/1/20	99,392
24,398	Federal Home Loan Mortgage Corporation Gold PC Pool #J00118	5.00	10/1/20	26,078
409,591	Federal Home Loan Mortgage Corporation Gold PC Pool #J00139	5.00	10/1/20	437,790
20,608	Federal Home Loan Mortgage Corporation Gold PC Pool #G11986	5.00	4/1/21	21,988
27,386	Federal Home Loan Mortgage Corporation Gold PC Pool #G12319	5.00	6/1/21	29,272
118,443	Federal Home Loan Mortgage Corporation Gold PC Pool #J03233	5.00	8/1/21	126,376
621,308	Federal Home Loan Mortgage Corporation Gold PC Pool #G12381	5.00	9/1/21	664,083
191,252	Federal Home Loan Mortgage Corporation REMIC Trust Series 2773 Class DA	5.00	6/15/22	197,296
1,056,685	Federal Home Loan Mortgage Corporation Gold PC Pool #G13085	4.50	4/1/23	1,108,847
502,852	Federal Home Loan Mortgage Corporation Gold PC Pool #J08096	5.00	6/1/23	534,015
422,652	Federal Home Loan Mortgage Corporation Gold PC Pool #J08202	5.00	7/1/23	448,844
351,340	Federal Home Loan Mortgage Corporation Gold PC Pool #J09098	5.00	12/1/23	375,748
193,178	Federal Home Loan Mortgage Corporation REMIC Trust Series 3132 Class MA	5.50	12/15/23	200,600
806,095	Federal Home Loan Mortgage Corporation Gold PC Pool #J09739	4.50	5/1/24	845,888
213,422	Federal Home Loan Mortgage Corporation REMIC Trust Series 3147 Class YE	5.50	7/15/24	225,177

See Notes to Financial Statements.

Value Line U.S. Government Securities Fund, Inc.

February 28, 2011

Principal Amount		Rate	Maturity Date	Value

$882,437	Federal Home Loan Mortgage Corporation Gold PC Pool #J11587	4.00%	1/1/25	$913,879
717,377	Federal Home Loan Mortgage Corporation Gold PC Pool #G13855	4.50	6/1/25	751,893
237,100	Federal Home Loan Mortgage Corporation Gold PC Pool #E02704	4.50	7/1/25	248,508
909,074	Federal Home Loan Mortgage Corporation REMIC	4.50	6/15/27	955,883
624,187	Federal Home Loan Mortgage Corporation Gold PC Pool #C91239	4.50	3/1/29	646,577
1,000,000	Federal Home Loan Mortgage Corporation	6.75	3/15/31	1,274,810
124,775	Federal Home Loan Mortgage Corporation REMIC Trust Series 3061 Class HA	5.50	4/15/31	126,532
304,154	Federal Home Loan Mortgage Corporation REMIC Trust Series 2878 Class AQ	5.00	5/15/31	312,255
117,805	Federal Home Loan Mortgage Corporation REMIC Trust Series 2645 Class NA	3.50	9/15/31	121,457
49,604	Federal Home Loan Mortgage Corporation REMIC Trust Series 2594 Class OR	4.25	6/15/32	50,125
685,735	Federal Home Loan Mortgage Corporation Gold PC Pool #C77717	6.00	3/1/33	755,962
485,714	Federal Home Loan Mortgage Corporation Gold PC Pool #A29526	5.00	1/1/35	511,735
241,752	Federal Home Loan Mortgage Corporation Gold PC Pool #A29633	5.00	1/1/35	254,703
282,224	Federal Home Loan Mortgage Corporation Pool #783022 (1)	2.59	2/1/35	298,004
250,976	Federal Home Loan Mortgage Corporation Gold PC Pool #A56491	5.00	1/1/37	263,480
178,243	Federal Home Loan Mortgage Corporation Gold PC Pool #G08184	5.00	1/1/37	187,123
345,438	Federal Home Loan Mortgage Corporation Gold PC Pool #A56467	5.50	1/1/37	370,326
488,458	Federal Home Loan Mortgage Corporation Gold PC Pool #A80938	5.50	8/1/38	521,919
22,546,148	TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (Cost $22,942,359)			24,011,774
	FEDERAL NATIONAL MORTGAGE ASSOCIATION (30.3%)
92,220	Federal National Mortgage Association Pool #255325	4.50	7/1/11	92,480

See Notes to Financial Statements.

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rate	Maturity Date	Value

$1,500,000	Federal National Mortgage Association	2.75%	3/13/14	$1,562,414
1,000,000	Federal National Mortgage Association	2.63	11/20/14	1,032,579
1,500,000	Federal National Mortgage Association	2.38	7/28/15	1,513,062
28,746	Federal National Mortgage Association Pool #511823	5.50	5/1/16	31,065
797,997	Federal National Mortgage Association REMIC Trust Series 2005-40 Class VG	4.50	6/25/16	843,362
31,259	Federal National Mortgage Association Pool #615289	5.50	12/1/16	33,782
91,773	Federal National Mortgage Association Pool #622373	5.50	12/1/16	99,178
60,115	Federal National Mortgage Association Pool #631328	5.50	2/1/17	65,041
90,606	Federal National Mortgage Association Pool #623503	6.00	2/1/17	99,319
3,592	Federal National Mortgage Association Pool #643277	5.50	4/1/17	3,886
7,786	Federal National Mortgage Association Pool #638247	5.50	5/1/17	8,425
308,600	Federal National Mortgage Association REMIC Trust Series 2003-52 Class KR	3.50	7/25/17	316,300
48,358	Federal National Mortgage Association Pool #685183	5.00	3/1/18	51,884
155,116	Federal National Mortgage Association Pool #254684	5.00	3/1/18	166,425
63,357	Federal National Mortgage Association Pool #703936	5.00	5/1/18	67,976
448,559	Federal National Mortgage Association Pool #257566	4.50	1/1/19	471,122
680,282	Federal National Mortgage Association Pool #780956	4.50	5/1/19	719,912
227,993	Federal National Mortgage Association Pool #790984	5.00	7/1/19	244,189
251,074	Federal National Mortgage Association Pool #786915	5.00	8/1/19	269,850
616,330	Federal National Mortgage Association Pool #735063	4.50	12/1/19	651,570
98,103	Federal National Mortgage Association REMIC Trust Series 2003-28 Class KA	4.25	3/25/22	100,854
322,239	Federal National Mortgage Association REMIC Trust Series 2003-17 Class ED	4.25	9/25/22	335,533
1,434,325	Federal National Mortgage Association Pool #890121	5.00	3/1/23	1,530,384
153,204	Federal National Mortgage Association REMIC Trust Series 2003-38 Class TC	5.00	3/25/23	162,939
84,627	Federal National Mortgage Association Pool #412682	6.00	3/1/28	93,306
72,799	Federal National Mortgage Association Pool #425239	6.50	4/1/28	82,464
99,747	Federal National Mortgage Association REMIC Trust Series 2003-26 Class AW	4.00	4/25/30	100,705
1,000,000	Federal National Mortgage Association	7.25	5/15/30	1,329,374
739	Federal National Mortgage Association Pool #568625	7.50	1/1/31	856
32,920	Federal National Mortgage Association Pool #571090	7.50	1/1/31	38,105
1,804	Federal National Mortgage Association Pool #573935	7.50	3/1/31	2,088

See Notes to Financial Statements.

Value Line U.S. Government Securities Fund, Inc.

February 28, 2011

Principal Amount		Rate	Maturity Date	Value

$23,614	Federal National Mortgage Association Pool #629297	6.50%	2/1/32	$26,749
341,530	Federal National Mortgage Association Pool #626440	7.50	2/1/32	395,814
25,781	Federal National Mortgage Association Pool #634996	6.50	5/1/32	29,204
40,303	Federal National Mortgage Association Pool #254383	7.50	6/1/32	46,709
135,077	Federal National Mortgage Association Pool #254476	5.50	9/1/32	145,597
5,197	Federal National Mortgage Association Pool #688539	5.50	3/1/33	5,602
301,120	Federal National Mortgage Association Pool #650386	5.00	7/1/33	318,333
202,514	Federal National Mortgage Association Pool #726889	5.50	7/1/33	218,286
205,793	Federal National Mortgage Association Pool #759028	5.50	1/1/34	221,820
179,456	Federal National Mortgage Association Pool #769862	5.50	2/1/34	193,320
215,741	Federal National Mortgage Association Pool #761913	5.50	2/1/34	232,543
173,678	Federal National Mortgage Association Pool #763393	5.50	2/1/34	187,204
14,892	Federal National Mortgage Association Pool #769682	5.00	3/1/34	15,724
531,927	Federal National Mortgage Association REMIC Trust Series 2004-60 Class LB	5.00	4/25/34	566,315
10,134	Federal National Mortgage Association Pool #778141	5.00	5/1/34	10,701
207,915	Federal National Mortgage Association Pool #773586	5.50	6/1/34	223,977
251,675	Federal National Mortgage Association Pool #255311	6.00	7/1/34	276,230
11,485	Federal National Mortgage Association Pool #258149	5.50	9/1/34	12,372
2,100	Federal National Mortgage Association Pool #789150	5.00	10/1/34	2,218
358,833	Federal National Mortgage Association Pool #255496	5.00	11/1/34	378,897
34,766	Federal National Mortgage Association Pool #797154	5.50	11/1/34	37,464
87,578	Federal National Mortgage Association Pool #801063	5.50	11/1/34	94,344
120,089	Federal National Mortgage Association Pool #803675	5.50	12/1/34	129,366
112,709	Federal National Mortgage Association Pool #804683	5.50	12/1/34	121,416
331,724	Federal National Mortgage Association Pool #815813 (1)	2.62	2/1/35	346,879
328,323	Federal National Mortgage Association Pool #735224	5.50	2/1/35	353,893
26,553	Federal National Mortgage Association Pool #255580	5.50	2/1/35	28,604
315,382	Federal National Mortgage Association Pool #896016	6.00	8/1/36	344,182
319,663	Federal National Mortgage Association Pool #901561	5.50	10/1/36	342,760
601,919	Federal National Mortgage Association Pool #919584	6.00	6/1/37	655,192
467,575	Federal National Mortgage Association Pool #943647	5.50	7/1/37	500,775
160,466	Federal National Mortgage Association Pool #AA2531	4.50	3/1/39	163,765
396,468	Federal National Mortgage Association Pool #AA9181	4.50	8/1/39	404,619
944,816	Federal National Mortgage Association REMIC Trust Series 2009-88 Class MA	4.50	10/25/39	994,017
93,972	Federal National Mortgage Association Pool #AD1035	4.50	2/1/40	95,904

See Notes to Financial Statements.

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rate	Maturity Date	Value

$394,139	Federal National Mortgage Association Pool #AD5234	4.50%	7/1/40	$402,242
577,175	Federal National Mortgage Association Pool #AD7136	5.00	7/1/40	605,029
992,450	Federal National Mortgage Association Pool #890236	4.50	8/1/40	1,012,967
1,294,507	Federal National Mortgage Association Pool #AD8408	4.50	8/1/40	1,321,119
823,641	Federal National Mortgage Association Pool #AE2078	4.50	8/1/40	840,573
422,725	Federal National Mortgage Association Pool #AD8536	5.00	8/1/40	443,125
23,389,675	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (Cost $23,959,081)			24,866,279

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.3%)
116,113	Government National Mortgage Association Pool #003645	4.50	12/20/19	123,193
8,435	Government National Mortgage Association Pool #541349	6.00	4/15/31	9,328
3,442	Government National Mortgage Association Pool #557681	6.00	8/15/31	3,807
58,436	Government National Mortgage Association Pool #548880	6.00	12/15/31	64,625
55,856	Government National Mortgage Association Pool #551762	6.00	4/15/32	61,772
23,646	Government National Mortgage Association Pool #582415	6.00	11/15/32	26,150
213,286	Government National Mortgage Association Pool #604485	6.00	7/15/33	236,142
107,133	Government National Mortgage Association Pool #622603	6.00	11/15/33	118,613
4,280	Government National Mortgage Association Pool #429786	6.00	12/15/33	4,739
104,236	Government National Mortgage Association Pool #605025	6.00	2/15/34	115,568
6,552	Government National Mortgage Association Pool #626480	6.00	2/15/34	7,346
82,123	Government National Mortgage Association Pool #610944	5.50	4/15/34	89,631
135,581	Government National Mortgage Association Pool #583008	5.50	6/15/34	147,849
54,419	Government National Mortgage Association Pool #605245	5.50	6/15/34	59,343
973,538	TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (Cost $984,555)			1,068,106
58,409,361	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $59,948,505)			62,503,416
U.S. TREASURY OBLIGATIONS (18.3%)
1,000,000	U.S. Treasury Notes	2.13	11/30/14	1,021,172
1,000,000	U.S. Treasury Notes	2.63	2/29/16	1,023,359
1,000,000	U.S. Treasury Notes	2.63	4/30/16	1,020,547
1,000,000	U.S. Treasury Notes	3.00	8/31/16	1,034,844
3,000,000	U.S. Treasury Notes	3.13	1/31/17	3,106,173
1,000,000	U.S. Treasury Notes	3.13	5/15/19	1,003,203
1,000,000	U.S. Treasury Notes	3.38	11/15/19	1,013,984
2,000,000	U.S. Treasury Notes	3.63	2/15/20	2,059,688

See Notes to Financial Statements.

Value Line U.S. Government Securities Fund, Inc.

February 28, 2011

Principal Amount		Rate	Maturity Date	Value

$1,000,000	U.S. Treasury Notes	2.63%	8/15/20	$940,000
2,000,000	U.S. Treasury Bonds	7.88	2/15/21	2,769,062
14,000,000	TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,064,674)			14,992,032

	TOTAL INVESTMENT SECURITIES (94.5%) (Cost $74,973,447)			77,495,448

REPURCHASE AGREEMENT (6.2%)
5,100,000	With Morgan Stanley, 0.13%, dated 02/28/11, due 03/01/11, delivery value $5,100,018 (collateralized by $4,910,000 U.S. Treasury Notes 4.0000%, due 11/15/12 with a value of $5,255,429)			5,100,000

	EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-0.7%)			(571,446)

	NET ASSETS (100.0%)			$82,024,002

	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING SHARE ($82,024,002 ÷ 6,899,823 shares outstanding)			$11.89

(1) Adjustable rate security. The rate shown is as of February 28, 2011.

See Notes to Financial Statements.

Value Line U.S. Government Securities Fund, Inc.

Statement of Assets and Liabilities at February 28, 2011 (unaudited)

Assets:
Investment securities, at value (Cost - $74,973,447)	$77,495,448
Repurchase agreement (Cost - $5,100,000)	5,100,000
Cash	80,642
Interest receivable	464,279
Prepaid expenses	7,045
Receivable for capital shares sold	1,259
Total Assets	83,148,673

Liabilities:
Payable for securities purchased	1,034,925
Payable for capital shares redeemed	46,745
Accrued expenses:
Advisory fee	31,374
Other	11,627
Total Liabilities	1,124,671

Net Assets	$82,024,002

Net assets consist of:
Capital stock, at $1.00 par value (authorized 100,000,000, outstanding 6,899,823 shares)	$6,899,823
Additional paid-in capital	72,189,967
Undistributed net investment income	289,133
Accumulated net realized gain on investments	123,078
Net unrealized appreciation of investments	2,522,001
Net Assets	$82,024,002

Net Asset Value, Offering and Redemption Price per Outstanding Share ($82,024,002 ÷ 6,899,823 shares outstanding)	$11.89

Statement of Operations for the Six Months Ended February 28, 2011 (unaudited)

Investment Income:
Interest	$1,325,676
Expenses:
Advisory fee	210,440
Service and distribution plan fees	105,220
Transfer agent fees	26,773
Auditing and legal fees	24,962
Printing and postage	24,271
Custodian fees	20,628
Registration and filing fees	17,554
Directors’ fees and expenses	6,586
Insurance	5,477
Other	7,437
Total Expenses Before Custody Credits and Fees Waived	449,348
Less: Service and Distribution Plan Fees Waived	(105,220)
Less: Custody Credits	(237)
Net Expenses	343,891
Net Investment Income	981,785

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain	435,299
Change in Net Unrealized Appreciation/(Depreciation)	(2,701,260)
Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation) on Investments	(2,265,961)
Net Decrease in Net Assets from Operations	$(1,284,176)

See Notes to Financial Statements.

Value Line U.S. Government Securities Fund, Inc.

Statement of Changes in Net Assets
for the Six Months Ended February 28, 2011 (unaudited) and for the Year Ended August 31, 2010

	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010

Operations:
Net investment income	$981,785	$2,536,221
Net realized gain on investments	435,299	1,119,260
Change in net unrealized appreciation/(depreciation)	(2,701,260)	2,092,415
Net increase/(decrease) in net assets from operations	(1,284,176)	5,747,896

Distributions to Shareholders:
Net investment income	(1,110,134)	(2,629,537)
Net realized gain from investment transactions	(1,269,237)	(554,852)
Total Distributions	(2,379,371)	(3,184,389)

Capital Share Transactions:
Proceeds from sale of shares	1,415,278	3,216,855
Proceeds from reinvestment of dividends and distributions to shareholders	2,124,582	2,808,747
Cost of shares redeemed	(5,278,572)	(10,771,545)
Net decrease in net assets from capital share transactions	(1,738,712)	(4,745,943)
Total Decrease in Net Assets	(5,402,259)	(2,182,436)

Net Assets:
Beginning of period	87,426,261	89,608,697
End of period	$82,024,002	$87,426,261
Undistributed net investment income, at end of period	$289,133	$417,482

See Notes to Financial Statements.

Value Line U.S. Government Securities Fund, Inc.

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

Value Line U.S. Government Securities Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is to obtain maximum income without undue risk to principal. Capital preservation and possible capital appreciation are secondary objectives.

The following significant accounting principles are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosure in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: The Fund’s investments are carried at fair value. With assistance from an independent pricing service (the “Service”) approved by the Board of Directors, portfolio securities are valued at the midpoint between the latest available and representative asked and bid prices on the basis of valuations provided by dealers in such securities. Some of the general factors which may be considered by the dealers in arriving at such valuations include the fundamental analytic data relating to the security and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of values may involve subjective judgment, as the actual market value of a particular security can be established only by negotiation between the parties in a sales transaction. If a portfolio security is not priced in this manner, the value is determined on the valuation date by reference to valuations obtained from the Service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. The Service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Other assets and securities for which market valuations are not readily available will be valued at fair value by the Adviser pursuant to policies and procedures adopted by the Board of Directors. At February 28, 2011, there were no securities that had been fair valued.

(B) Fair Value Measurements: The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3 - Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Value Line U.S. Government Securities Fund, Inc.

February 28, 2011

The following table summarizes the inputs used to value the Fund’s net assets as of February 28, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
U.S. Government Agency Obligations	$0	$62,503,416	$0	$62,503,416
U.S. Treasury Obligations	0	14,992,032	0	14,992,032
Short-Term Investments	0	5,100,000	0	5,100,000
Total Investments in Securities	$0	$82,595,448	$0	$82,595,448

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the six months ended February 28, 2011, there was no significant transfer activity between Level 1 and Level 2.

For the six months ended February 28, 2011, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

(C) Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(D) Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (the “Interpretation” or “FIN 48”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is applied to all open tax years as of the date of effectiveness. As of February 28, 2011, management has reviewed the tax positions for the tax years still subject to tax audit under the statute of limitations, evaluated the implications of FIN 48, and has determined that there is no impact to the Fund’s financial statements at this time.

(E) Security Transactions and Related Income: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities transactions are determined using the identified cost method. Interest income, adjusted for the amortization of discount and premium, is earned from settlement date and recognized on the accrual basis. Gains and losses realized on prepayments received on mortgage-related securities are recorded as interest income.

Value Line U.S. Government Securities Fund, Inc.

Notes to Financial Statements (unaudited)

The Fund may invest in Treasury Inflation-Protection Securities (TIPS). The principal value and interest payout of TIPS are periodically adjusted according to the rate of inflation based on the Consumer Price Index. The adjustments for principal and income due to inflation are reflected in interest income in the Statement of Operations.

(F) Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(G) Other: On December 23, 2010, EULAV Asset Management, LLC (the “Adviser”) was restructured so that it is no longer a wholly-owned subsidiary of VLI. As part of the restructuring, the Adviser converted to a Delaware statutory trust named EULAV Asset Management and the Distributor merged into EULAV Securities LLC and became a wholly-owned subsidiary of the Adviser. VLI has stated that as a result of the restructuring it no longer “controls” (as that term is defined in the Investment Company Act of 1940) the Adviser or the Distributor. On July 20, 2010, the Board approved a new investment advisory agreement between each Fund and the restructured Adviser to take effect upon the closing of the restructuring. The effectiveness of each investment advisory agreement was also contingent upon approval by shareholders of the applicable Fund. Toward this end, each Fund held special shareholder meetings in the Fall of 2010 at which shareholders approved the new investment advisory agreements with the restructured Adviser. In addition, the shareholders of each Fund elected three persons as members of the Board at the special shareholder meetings. Please see “Proxy Results” later in this semi-annual report for the voting results of those shareholder meetings.

(H) Subsequent Events: Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued, and except as already included in the notes to these financial statements, has determined that no additional items require disclosure.

2. Investment Risks

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veteran Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Value Line U.S. Government Securities Fund, Inc.

February 28, 2011

3. Capital Share Transactions and Dividends to Shareholders

Transactions in capital stock were as follows:

	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010
Shares sold	117,260	266,613
Shares issued to shareholders in reinvestment of dividends	177,531	234,241
Shares redeemed	(437,163)	(891,233)
Net decrease	(142,372)	(390,379)
Dividends per share from net investment income	$0.1593	$0.3602
Distributions per share from net realized gains	$0.1837	$0.0755

Dividends and distributions to shareholders are recorded on the ex-dividend date.

4. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

Six Months Ended February 28, 2011 (unaudited)
Purchases:
U.S. Treasury Obligations	$14,451,641
U.S. Government Agency Obligations	10,831,854
Total Purchases	$25,283,495
Sales:
U.S. Treasury Obligations	$17,661,563
U.S. Government Agency Obligations	3,865,964
Total Sales	$21,527,527

5. Income Taxes

At February 28, 2011, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$80,073,447
Gross tax unrealized appreciation	$2,816,996
Gross tax unrealized depreciation	$(294,995)
Net tax unrealized appreciation on investments	$2,522,001

6. Investment Advisory Fees, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $210,440 was paid or payable to EULAV Asset Management (the “Adviser”) for the six months ended February 28, 2011. This was computed at the rate of 0.50% of the Fund’s average daily net assets during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers and employees of the Fund and pays their salaries.

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which compensates EULAV Securities LLC (the “Distributor”) for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. Fees amounting to $105,220, before fee waivers, were accrued under the Plan for the six months ended February 28, 2011. Effective January 1, 2009, 2010, and 2011, the Distributor contractually agreed to waive the 12b-1 fee for one year periods. For the six months ended February 28, 2011, all 12b-1 fees were waived. The Distributor has no right to recoup previously waived amounts. There is no assurance that the Distributor will extend the fee waiver beyond such date.

Value Line U.S. Government Securities Fund, Inc.

Notes to Financial Statements (unaudited)

For the six months ended February 28, 2011, the Fund’s expenses were reduced by $237 under a custody credit arrangement with the custodian.

Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Fund bears all other costs and expenses.

Certain officers and a Trustee of the Adviser are also officers and a director of the Fund.

The Adviser and/or affiliated companies and the employees of the Adviser and Distributor are members of the Value Line Profit Sharing and Savings Plan which owned 99,023 shares of the Fund’s capital stock, representing 1.44% of the outstanding shares at February 28, 2011. In addition, officers and directors of the Fund as a group owned 731 shares, representing less than 1% of the outstanding shares.

Value Line U.S. Government Securities Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months Ended February 28, 2011 (unaudited)
			Years Ended August 31,
			2010		2009	2008	2007	2006
Net asset value, beginning of period	$12.41		$12.06		$11.62	$11.42	$11.37	$11.74

Income from investment operations:

Net investment income	0.14		0.35		0.40	0.46	0.51	0.47
Net gains or (losses) on securities (both realized and unrealized)	(0.32)		0.44		0.45	0.24	0.03	(0.32)
Total from investment operations	(0.18)		0.79		0.85	0.70	0.54	0.15

Less distributions:
Dividends from net investment income	(0.16)		(0.36)		(0.41)	(0.50)	(0.49)	(0.52)
Distributions from net realized gains	(0.18)		(0.08)		—	—	—	—
Total distributions	(0.34)		(0.44)		(0.41)	(0.50)	(0.49)	(0.52)

Net asset value, end of period	$11.89		$12.41		$12.06	$11.62	$11.42	$11.37

Total return	(1.43	)%(3)	6.69%		7.46%	6.22%	4.86%	1.33%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$82,024		$87,426		$89,609	$87,919	$88,886	$97,205
Ratio of expenses to average net assets(1)	1.07	%(4)	1.03	%(5)	1.07%	1.01%	0.93%	1.05%
Ratio of expenses to average net assets(2)	0.82	%(4)	0.77	%(6)	0.82%	0.76%	0.75%	1.00%
Ratio of net investment income to average net assets	2.33	%(4)	2.87%		3.37%	3.96%	4.28%	3.88%
Portfolio turnover rate	27	%(3)	50%		58%	51%	38%	22%

(1)
Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the waiver of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets, net of custody credits, but exclusive of the fee waivers would have been 1.00%, 0.92% and 1.04% for the years ended August 31, 2008, 2007, and 2006, respectively, and would not have changed for the other periods shown.

(2)	Ratio reflects expenses net of the custody credit arrangement and net of the service and distribution plan fees by the Distributor.

(3)	Not annualized.

(4)	Annualized.

(5)
Ratio reflects expenses grossed up for the reimbursement by Value Line of certain expenses incurred by the Fund (“Expenses”) in connection with a settlement with the Securities and Exchange Commission related to brokerage commissions charged by the Distributor to the Fund.

(6)	Ratio reflects expenses net of the reimbursement of Expenses by Value Line.

See Notes to Financial Statements.

Value Line U.S. Government Securities Fund, Inc.

PROXY RESULTS
FOR VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

Two Special Meetings of Shareholders were held on October 26, 2010 for shareholders of record on August 25, 2010 to elect three nominees for Directors of the Fund and to approve a new investment advisory agreement between the Fund and EULAV Asset Management.

Approved the Directors as follows:

NOMINEE	VOTES FOR	VOTES WITHHELD
Ms. Joyce Heinzerling	3,809,527	279,901
Mr. Mitchell E. Appel	3,799,236	290,192
Daniel S. Vandivort	3,801,576	287,852

Following their October 26, 2010 approval, Ms. Heinzerling and Mr. Vandivort continued to serve as Directors along with Ms. Nancy-Beth Sheerr and Messrs. Francis C. Oakley, David H. Porter, Thomas Sarkany and Paul Craig Roberts. Effective with the resignation of Mr. Thomas Sarkany on December 23, 2010, Mr. Appel became a Director.

Approved the new investment advisory agreement as follows:

VOTES FOR	VOTES AGAINST	VOTES ABSTAINING	BROKER NON-VOTES*
3,604,983	158,523	317,841	99,062

*Broker non-votes are proxies received from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote such shares as to a particular matter with respect to which the brokers or nominees do not have discretionary power to vote.

Value Line U.S. Government Securities Fund, Inc.

FACTORS CONSIDERED BY THE BOARD IN APPROVING
THE INVESTMENT ADVISORY AGREEMENT
FOR VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC. (UNAUDITED)

          The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Directors, including a majority of Directors who are not “interested persons” of Value Line U.S. Government Securities Fund, Inc. (the “Fund”), as that term is defined in the 1940 Act (the “Independent Directors”), to initially and annually thereafter consider the approval of an investment advisory agreement between the Fund and its investment adviser.

          The Fund’s former investment advisory agreement with EULAV Asset Management, LLC (the “Former Agreement”) terminated by operation of law on December 23, 2010 when EULAV Asset Management, LLC was restructured as a Delaware statutory trust and renamed EULAV Asset Management (the “Adviser”).1 In its consideration of whether the new investment advisory agreement between the Fund and the Adviser (“Agreement”) was in the best interests of the Fund and its shareholders, the Board requested and the Adviser provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Agreement.

          Among the factors considered by the Board was the fact that all terms under the Agreement, including the advisory services provided and fee rate charged, are identical to those under the Former Agreement, with the sole exception of the date of execution, the two-year initial term, and immaterial changes in form and updates. The Board, including the Independent Directors, also took into account that it had recently performed a full annual review of the Former Agreement and approved the selection of the Adviser and the continuance of the Former Agreement based on a thorough examination of qualitative and quantitative information provided by the Adviser. At meetings held throughout the year, including the meeting specifically focused upon the review of the Agreement and Former Agreement, the Independent Directors met in executive sessions separately from the non-Independent Director of the Fund and any officers of the Adviser. In selecting the restructured Adviser and approving the Agreement, the Independent Directors relied upon the assistance of counsel to the Independent Directors.

          Both in the meetings which specifically addressed the approval of the Agreement and the Former Agreement and at other meetings, the Board, including the Independent Directors, received materials relating to the Adviser’s investment and management services under the Former Agreement and as planned under the Agreement. These materials included information on: (i) the investment performance of the Fund, compared to a peer group of funds consisting of the Fund and all retail and institutional intermediate U.S. government funds regardless of asset size or primary channel of distribution (the “Performance Universe”), and its benchmark index, each as classified by Lipper Inc., an independent evaluation service (“Lipper”); (ii) the investment process, portfolio holdings, investment restrictions, valuation procedures, and financial statements for the Fund; (iii) sales and redemption data with respect to the Fund; (iv) the general investment outlook in the markets in which the Fund invests; (v) arrangements with respect to the distribution of the Fund’s shares; (vi) the allocation and cost of the Fund’s brokerage (none of which was effected through any affiliate of the Adviser); and (vii) the overall nature, quality and extent of services provided by the Adviser.

1 Unless otherwise indicated, for periods prior to December 23, 2010, the term “Adviser” should be understood to refer to EULAV Asset Management, LLC and its predecessor, Value Line, Inc. (“VLI”).

Value Line U.S. Government Securities Fund, Inc.

          As part of the review of the Agreement, the Board requested, and the Adviser provided, additional information in order to evaluate the quality of the Adviser’s services and the reasonableness of its fees under the Former Agreement and as planned under the Agreement. In a separate executive session, the Independent Directors reviewed information, which included data comparing: (i) the Fund’s management fee rate, transfer agent and custodian fee rates, service fee (including 12b-1 fees) rates, and the rate of the Fund’s other non-management fees, to those incurred by a peer group of funds consisting of the Fund and 11 other retail front-end load and no-load intermediate U.S. government funds (excluding outliers), as selected objectively by Lipper (“Expense Group”), and a peer group of funds consisting of the Fund, the Expense Group and all other retail front-end load and no-load intermediate U.S. government funds (excluding outliers), as selected objectively by Lipper (“Expense Universe”); (ii) the Fund’s expense ratio to those of its Expense Group and Expense Universe; and (iii) the Fund’s investment performance over various time periods to the average performance of the Performance Universe as well as the appropriate Lipper Index, as selected objectively by Lipper (the “Lipper Index”).

          In the separate executive session, the Independent Directors also reviewed information regarding: (a) the financial results and condition of the Adviser’s parent company, the financial results and condition of the Adviser both before and as projected after the restructuring, the Adviser’s and certain of its affiliates’ profitability from the services that have been performed for the Fund and the Value Line family of funds, as well as the projected profitability after the restructuring; (b) the Adviser’s current and anticipated investment management staffing and resources; (c) the proposed ownership, control and day-to-day management of the Adviser after the restructuring; and (d) the Fund’s potential for achieving economies of scale. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Expense Group, the Expense Universe and the Performance Universe to prepare its information. The Independent Directors also requested and reviewed information provided by the Adviser related to the settlement of a matter brought by the Securities and Exchange Commission regarding Value Line Securities, Inc., formerly the Fund’s principal underwriter and affiliate of the Adviser (the “Distributor”),2 VLI and two former directors and officers of VLI. The Board also relied upon representations by VLI that (i) as a result of the restructuring, VLI will no longer “control” (as that term is defined in the 1940 Act) the restructured Adviser or the Distributor and (ii) the settlement of this matter was not likely to have a materially adverse effect on the resources or ability of the Adviser or the Distributor to perform their respective contracts with the Fund.

          The following summarizes matters considered by the Board in connection with its approval of the Agreement. However, the Board did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

          The Board noted that the Agreement’s terms are identical in all material respect to those of the Former Agreement. The Board also considered representations by VLI and the Adviser that, after giving effect to the restructuring, the Adviser and Distributor would have adequate resources to perform their respective services, that there would be no diminution in the nature, quality and extent of such services, and that the Value Line Timeliness rankings would continue to be provided to the Adviser without cost. The Board reviewed the resources and effectiveness of the Adviser’s overall compliance program and viewed favorably the fact that Mr. Appel would continue as Chief Executive Officer of the Adviser with responsibility for day-to-day management following the restructuring. The Board also viewed favorably the increased emphasis being placed by the Adviser on its overall compliance program as well as steps being undertaken to enhance the shareholders’ experience with the Fund, such as a more robust website. The Board reviewed the services provided by the Adviser and its affiliates in supervising third party service providers. Based on these considerations, and in significant reliance on the representations of VLI and the Adviser, the Board concluded that there was not likely to be an adverse change in the nature, quality and extent of services provided by the Adviser and its affiliates under the Agreement following the restructuring, and that the quality of such services would continue to be appropriate.

2 On May 5, 2009, Value Line Securities, Inc. changed its name to EULAV Securities, Inc. As part of the restructuring on December 23, 2010, EULAV Securities, Inc. was restructured as a Delaware limited liability company with the name EULAV Securities LLC and became a wholly-owned subsidiary of the Adviser. No other changes were made to the Distributor’s organization, including its operations and personnel.

Value Line U.S. Government Securities Fund, Inc.

          Investment Performance. The Board reviewed the Fund’s overall investment performance and compared it to its Performance Universe and the Lipper Index. The Board noted that the Fund outperformed the Performance Universe average but performed below the Lipper Index for the three-year, five-year and ten-year periods ended December 31, 2009. The Board also noted that the Fund’s performance for the one-year period ended December 31, 2009 was below that of the Lipper Index and the Performance Universe average.

          The Adviser’s Personnel and Methods. The Board reviewed the background of the portfolio manager responsible for the daily management of the Fund’s portfolio, seeking to achieve the Fund’s investment objectives and adhering to the Fund’s investment strategies. The Independent Directors also engaged in discussions with the Adviser’s senior management responsible for the overall functioning of the Fund’s investment operations. The Board took into account the fact that no change was expected in the Fund’s portfolio manager or other employees of the Adviser in connection with the restructuring. The Board concluded that the Fund’s management team and the Adviser’s overall resources were adequate and that the Adviser had investment management capabilities and personnel essential to performing its duties under the Agreement.

          Management Fee and Expenses. The Board considered the Adviser’s fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. The Board noted that, for the most recent fiscal year, the Fund’s management fee rate was higher than that of both the Expense Group average and the Expense Universe average.

          The Board also considered the Fund’s total expense ratio relative to its Expense Group and Expense Universe averages. The Board noted that the Distributor and the Board previously agreed that the Distributor would contractually waive all of the Fund’s Rule 12b-1 fee, effectively reducing the Fund’s Rule 12b-1 fee rate from 0.25% to 0.00% of the Fund’s average daily net assets for the period ending December 31, 2011. In connection with the restructuring, the Distributor and the Board have agreed to extend this contractual waiver Rule 12b-1 fee waiver through December 31, 2012. Such waiver cannot be changed during the contractual waiver period without the Board’s approval. The Board noted that, for the most recent fiscal year, the Fund’s total expense ratio after giving effect to the waiver was less than that of the Expense Group average and the Expense Universe average as a result of the Rule 12b-1 fee waiver. The Board concluded that the average expense ratio was satisfactory for the purpose of approving the Agreement.

          The Board took into account the fact that the fee rate under the Agreement was identical to that under the Former Agreement, that the expense structure of the Fund would not increase as a result of the restructuring, and that no alteration of the management or Rule 12b-1 fee rates or any waivers or expense reimbursement arrangements was intended by VLI or the Adviser in connection with the restructuring or during the two years thereafter.

          Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of other services provided by the Adviser and the Distributor.

Value Line U.S. Government Securities Fund, Inc.

          Profitability. The Board considered the level of historical and projected profitability of the Adviser and its affiliates with respect to the Fund individually and in the aggregate for all the funds within the Value Line group of funds, including the impact of the restructuring and certain actions taken during prior years. These actions included the reduction (voluntary in some instances and contractual in other instances) of management and/or Rule 12b-1 fees for certain funds, the Adviser’s termination of the use of soft dollar research, and the cessation of trading through the Distributor. The Board noted that the Fund’s fee rates under the Agreement and Former Agreement would be identical and considered representations by VLI and the Adviser that the Adviser had no present intention to alter the advisory fee rates, expense waivers or expense reimbursement arrangements for any of the funds within the Value Line group of funds for a period of two years from the closing of the restructuring. The Board concluded that the profitability of the Adviser and its affiliates with respect to the Fund, including the financial results derived from the Fund’s Agreement, were within a range the Board considered reasonable.

          Other Benefits. The Board also considered the character and amount of other direct and incidental benefits received by the Adviser and its affiliates from their association with the Fund. The Board concluded that potential “fallout” benefits that the Adviser and its affiliates may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Fund.

          Economies of Scale. The Board considered that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a significant consideration for the Fund and that the addition of break points to the fee structure were not currently necessary. It was noted that, although it was not yet possible to evaluate opportunities for additional economies of scale resulting from the restructuring, the Board did not expect economies of scale to be significant given the size of the Fund.

          Fees and Services Provided for Other Comparable Funds/Accounts Managed by the Adviser and its Affiliates. In addition to comparing the Fund’s management fee rate to unaffiliated mutual funds included in the Fund’s Expense Group and Expense Universe, the Board was informed by the Adviser that it manages non-mutual fund asset management accounts that have similar objectives and policies to certain of the funds in the Value Line family of funds, but that are not generally comparable for a number of reasons (including different services provided).

          Conclusion. The Board examined the totality of the information it was provided at the meeting specifically addressing approval of the Agreement and at other meetings held during the past year and did not identify any single controlling factor. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Board concluded that the Fund’s management fee rate payable to the Adviser under the Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining. Further, the Board concluded that the Fund’s Agreement, and the management fee rate thereunder, is fair and reasonable and voted to approve the Agreement as in the best interest of the Fund and its shareholders.

Value Line U.S. Government Securities Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line U.S. Government Securities Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and YOB	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Interested Director*
Mitchell E. Appel YOB: 1970	Director	Since 2010
President of each of the Value Line Funds since June 2008; President of the Adviser and Distributor since February 2009; Chief Financial Officer of Value Line, Inc. (“Value Line”) from April 2008 to December 2010 and from September 2005 to November 2007; Director of Value Line, Inc. February 2010 to December 2010 and Treasurer from June 2005 to September 2005; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008.
None
Non-Interested Directors
Joyce E. Heinzerling 500 East 77th Street New York, NY 10162 YOB: 1956	Director	Since 2008	President, Meridian Fund Advisers LLC. (consultants) since April 2009; General Counsel, Archery Capital LLC (private investment fund) until April 2009.	Burnham Investors Trust, since 2004 (4 funds).
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 YOB: 1931	Director	Since 2000
Professor of History, Williams College, (1961-2002). Professor Emeritus since 2002; President Emeritus since 1994 and President, (1985-1994); Chairman (1993-1997) and Interim President (2002-2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 YOB: 1935	Director	Since 1997	Professor, Skidmore College since 2008; Visiting Professor of Classics, Williams College, (1999-2008); President Emeritus, Skidmore College since 1999 and President, (1987-1998).	None

Value Line U.S. Government Securities Fund, Inc.

Management of the Fund

Name, Address, and YOB	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 YOB: 1939	Director	Since 1983	Chairman, Institute for Political Economy.	None
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 YOB: 1949	Director	Since 1996	Senior Financial Advisor, Veritable L.P. (Investment Adviser).	None
Daniel S. Vandivort 59 Indian Head Road Riverside, CT 06878 YOB: 1954	Director (Chairman of Board since 2010)	Since 2008	President, Chief Investment Officer, Weiss, Peck and Greer/Robeco Investment Management (2005-2007); Managing Director, Weiss, Peck and Greer, (1995-2005).	None
Officers
Mitchell E. Appel YOB: 1970	President	Since 2008
President of each of the Value Line Funds since June 2008; President of the Adviser and Distributor since February 2009; Chief Financial Officer of Value Line, Inc. (“Value Line”) from April 2008 to December 2010 and from September 2005 to November 2007; Director of Value Line, Inc. February 2010 to December 2010 and Treasurer from June 2005 to September 2005; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008.

Michael J. Wagner YOB: 1950	Chief Compliance Officer	Since 2009
Chief Compliance Officer of Value Line Funds since June 2009; President of Northern Lights Compliance Services, LLC (formerly Fund Compliance Services, LLC (2006 – present)) and Senior Vice President (2004-2006) and President and Chief Operations Officer (2003-2006) of Gemini Fund Services, LLC; Director of Constellation Trust Company until 2008.

Emily D. Washington YOB: 1979	Treasurer and Secretary	Since 2008
Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of each of the Value Line Funds since August 2008 and Secretary since 2010; Associate Director of Mutual Fund Accounting at Value Line until August 2008.

*	Mr. Appel is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Adviser and Distributor.

Unless otherwise indicated, the address for each of the above officers is c/o Value Line Funds, 220 East 42nd Street, New York, NY 10017.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s Directors and is available, without charge, upon request by calling 1-800-243-2729 or on the Fund’s website, www.vlfunds.com.

Value Line U.S. Government Securities Fund, Inc.

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The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — Value Line U.S. Government Money Market Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1, 2 or 3 for the year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests in US common stocks of small capitalization companies, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from EULAV Securities LLC, 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am-5pm CST, Monday-Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 11.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

 (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 9, 2011